Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Risk Categories and Vintage (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Lease financing	$ 16,423	$ 14,908
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	936,682	955,871
Total Commercial [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, total	68,549	108,198
Term loans by origination year, fiscal year before current fiscal year, total	82,136	77,734
Term loans by origination year, two years before current fiscal year, total	60,747	31,315
Term loans by origination year, three years before current fiscal year, total	22,515	35,124
Term loans by origination year, four years before current fiscal year, total	25,390	16,484
Term loans by origination year, more than five years before current fiscal year, total	32,252	25,907
Revolving loans, total	255,327	261,762
Revolving loans converted to term loans, total	511	992
Total loans	547,427	557,516
Total Commercial [Member] | Pass [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	514,500
Total Commercial [Member] | Criticized [Member]
Financing Receivable and Net Investment in Lease, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	33,000
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	41,858	62,518
Term loans by origination year, fiscal year before current fiscal year, finance receivable	40,350	32,620
Term loans by origination year, two years before current fiscal year, finance receivable	22,939	11,606
Term loans by origination year, three years before current fiscal year, finance receivable	7,412	14,161
Term loans by origination year, four years before current fiscal year, finance receivable	10,228	3,950
Term loans by origination year, more than five years before current fiscal year, finance receivable	8,822	6,271
Revolving loans, finance receivable	248,431	254,838
Revolving loans converted to term loans, finance receivable	348	842
Total loans	380,388	386,806
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	102
Term loans by origination year, fiscal year before current fiscal year, charge-offs	22
Term loans by origination year, two years before current fiscal year, charge-offs	53
Term loans by origination year, three years before current fiscal year, charge-offs	11
Term loans by origination year, four years before current fiscal year, charge-offs	8
Term loans by origination year, more than five years before current fiscal year, charge-offs	7
Revolving loans, charge-offs	307
Revolving loans converted to term loans, charge-offs	0
Loan charge-offs, loans	510	307
Total Commercial [Member] | Commercial and industrial loans [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	40,966	61,646
Term loans by origination year, fiscal year before current fiscal year, finance receivable	38,756	31,376
Term loans by origination year, two years before current fiscal year, finance receivable	21,702	11,128
Term loans by origination year, three years before current fiscal year, finance receivable	7,252	13,656
Term loans by origination year, four years before current fiscal year, finance receivable	10,024	3,285
Term loans by origination year, more than five years before current fiscal year, finance receivable	8,342	5,739
Revolving loans, finance receivable	239,456	247,594
Revolving loans converted to term loans, finance receivable	348	842
Total loans	366,846	375,266
Total Commercial [Member] | Commercial and industrial loans [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	892	872
Term loans by origination year, fiscal year before current fiscal year, finance receivable	1,594	1,244
Term loans by origination year, two years before current fiscal year, finance receivable	1,237	478
Term loans by origination year, three years before current fiscal year, finance receivable	160	505
Term loans by origination year, four years before current fiscal year, finance receivable	204	665
Term loans by origination year, more than five years before current fiscal year, finance receivable	480	532
Revolving loans, finance receivable	8,975	7,244
Revolving loans converted to term loans, finance receivable	0	0
Total loans	13,542	11,540
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	20,753	40,807
Term loans by origination year, fiscal year before current fiscal year, finance receivable	37,648	41,503
Term loans by origination year, two years before current fiscal year, finance receivable	35,226	17,529
Term loans by origination year, three years before current fiscal year, finance receivable	13,823	19,367
Term loans by origination year, four years before current fiscal year, finance receivable	14,280	11,675
Term loans by origination year, more than five years before current fiscal year, finance receivable	21,827	17,847
Revolving loans, finance receivable	6,896	6,924
Revolving loans converted to term loans, finance receivable	163	150
Total loans	150,616	155,802
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, charge-offs	20
Term loans by origination year, fiscal year before current fiscal year, charge-offs	107
Term loans by origination year, two years before current fiscal year, charge-offs	32
Term loans by origination year, three years before current fiscal year, charge-offs	134
Term loans by origination year, four years before current fiscal year, charge-offs	197
Term loans by origination year, more than five years before current fiscal year, charge-offs	103
Revolving loans, charge-offs	0
Revolving loans converted to term loans, charge-offs	0
Loan charge-offs, loans	593	21
Total Commercial [Member] | Commercial real estate [Member] | Pass [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	18,181	38,022
Term loans by origination year, fiscal year before current fiscal year, finance receivable	33,557	38,709
Term loans by origination year, two years before current fiscal year, finance receivable	30,629	16,564
Term loans by origination year, three years before current fiscal year, finance receivable	12,001	16,409
Term loans by origination year, four years before current fiscal year, finance receivable	11,532	10,587
Term loans by origination year, more than five years before current fiscal year, finance receivable	19,686	16,159
Revolving loans, finance receivable	6,537	6,765
Revolving loans converted to term loans, finance receivable	163	150
Total loans	132,286	143,365
Total Commercial [Member] | Commercial real estate [Member] | Criticized [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Term loans by origination year, current fiscal year, finance receivable	2,572	2,785
Term loans by origination year, fiscal year before current fiscal year, finance receivable	4,091	2,794
Term loans by origination year, two years before current fiscal year, finance receivable	4,597	965
Term loans by origination year, three years before current fiscal year, finance receivable	1,822	2,958
Term loans by origination year, four years before current fiscal year, finance receivable	2,748	1,088
Term loans by origination year, more than five years before current fiscal year, finance receivable	2,141	1,688
Revolving loans, finance receivable	359	159
Revolving loans converted to term loans, finance receivable	0	0
Total loans	18,330	12,437
Total Commercial [Member] | Lease financing [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	5,938	4,873
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	4,138	3,611
Term loans by origination year, two years before current fiscal year, net investment in lease	2,582	2,180
Term loans by origination year, three years before current fiscal year, net investment in lease	1,280	1,596
Term loans by origination year, four years before current fiscal year, net investment in lease	882	859
Term loans by origination year, more than five years before current fiscal year, net investment in lease	1,603	1,789
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	16,423	14,908
Net Investment in Lease, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Net investment in lease by origination year, current fiscal year, charge-offs	3
Net investment in lease by origination year, year before current fiscal year, charge-offs	8
Net investment in lease by origination year, two years before current fiscal year, charge-offs	8
Net investment in lease by origination year, three years before current fiscal year, charge-offs	5
Net investment in lease by origination year, four years before current fiscal year, charge-offs	4
Net investment in lease by origination year, more than five years before current fiscal year, charge-offs	3
Net investment in lease, revolving loans, charge-offs	0
Net investment in lease, revolving loans converted to term loans, charge-offs	0
Loan charge-offs, lease financing	31	27
Total Commercial [Member] | Lease financing [Member] | Pass [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	5,593	4,543
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	3,846	3,336
Term loans by origination year, two years before current fiscal year, net investment in lease	2,400	1,990
Term loans by origination year, three years before current fiscal year, net investment in lease	1,182	1,427
Term loans by origination year, four years before current fiscal year, net investment in lease	798	765
Term loans by origination year, more than five years before current fiscal year, net investment in lease	1,518	1,752
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	15,337	13,813
Total Commercial [Member] | Lease financing [Member] | Criticized [Member]
Net Investment in Lease, before Allowance for Credit Loss [Abstract]
Term loans by origination year, current fiscal year, net investment in lease	345	330
Term loans by origination year, fiscal year before current fiscal year, net investment in lease	292	275
Term loans by origination year, two years before current fiscal year, net investment in lease	182	190
Term loans by origination year, three years before current fiscal year, net investment in lease	98	169
Term loans by origination year, four years before current fiscal year, net investment in lease	84	94
Term loans by origination year, more than five years before current fiscal year, net investment in lease	85	37
Revolving loans, net investment in lease	0	0
Revolving loans converted to term loans, net investment in lease	0	0
Lease financing	$ 1,086	$ 1,095